FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2023
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2022	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$150,000	—	$150,000	—
Available-for-sale investments	$340,183	—	$340,183	—
Long-term investments
Equity securities with readily determinable fair values	$16,723	$14,606	$2,117	—
Fair value option investment	$17,735	—	$17,419	$316
Available-for-sale investments	$134,034	—	—	$134,034

Total	$658,675	$14,606	$509,719	$134,350

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2023	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$793,275	—	$793,275	—
Available-for-sale investments	$80,044	—	$80,044	—
Long-term investments
Equity securities with readily determinable fair values	$5,890	$5,890	$—	—
Fair value option investment	$92,788	—	$92,500	$288
Available-for-sale investments	$106,387	—	—	$106,387

Total	$1,078,384	$5,890	$965,819	$106,675

Schedule of roll forward of Level 3 instruments

US$

Balance as of February 28, 2021	$369,449
Purchases	13,616
Disposal	(2,219)
Changes in fair value	(41,698)
Impairment loss	(204,807)
Foreign exchange difference	9

Balance as of February 28, 2022	$134,350
Purchases	6,845
Disposal	(8,710)
Transfer in due to reclassification	941
Changes in fair value	(16,752)
Impairment loss	(6,495)
Foreign exchange difference	(3,504)
Balance as of February 28, 2023	$106,675